Combined Prospectus	Nov. 03, 2026 USD ($) shares
Combined Prospectus: 1
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Ordinary shares, par value $0.0001 per share
Amount of Securities Previously Registered | shares	1,405,831
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 46.87
Form Type	F-4
File Number	333-293608
Initial Effective Date	Aug. 24, 2026
Combined Prospectus Note	Pursuant to Rule 429 under the Securities Act, the prospectuses contained in this registration statement are combined prospectuses that also relate to the Ordinary Shares previously registered under the Registrant's registration statement on Form F-4 (File No. 333-293608), first filed with the Securities and Exchange Commission (the "Commission") on February 20, 2026, as subsequently amended, and declared effective by the Commission on August 24, 2026 (the "F-4 Registration Statement"), all of which remain unissued. No registration fee is payable in connection with the Ordinary Shares set forth in Table 3 above because those Ordinary Shares are being transferred from the F-4 Registration Statement to this registration statement pursuant to Rule 429(b) under the Securities Act, and the registration fee of $150.55 attributable to those Ordinary Shares was paid in connection with the initial filing of the F-4 Registration Statement. Pursuant to Rule 429(b) under the Securities Act, this registration statement, upon effectiveness, constitutes post-effective amendment No. 1 to the F-4 Registration Statement, which post-effective amendment shall hereafter become effective concurrently with the effectiveness of this registration statement and in accordance with Section 8(c) of the Securities Act. The amounts of securities previously registered and the maximum aggregate offering prices of securities previously registered set forth in Table 3 above are those set forth in the filing fee table filed as an exhibit to the F-4 Registration Statement. Pursuant to Rule 416 under the Securities Act, this registration statement also covers any additional Ordinary Shares that may become issuable by reason of share splits, share dividends or similar transactions. Ordinary Shares issuable to the public stockholders of Hudson Acquisition I Corp. ("HUDA") in exchange for (i) 36,771 outstanding HUDA public shares and (ii) 1,369,060 Ordinary Shares issuable upon conversion of 6,845,300 HUDA public rights. The maximum aggregate offering price was estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(f)(2) under the Securities Act, on the basis of one-third of the aggregate par value of the HUDA securities to be cancelled in the Merger, as there was no established public trading market for those securities and HUDA had an accumulated deficit.
Combined Prospectus: 2
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Ordinary shares, par value $0.0001 per share
Amount of Securities Previously Registered | shares	2,157,125
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 71.90
Form Type	F-4
File Number	333-293608
Initial Effective Date	Aug. 24, 2026
Combined Prospectus Note	Ordinary Shares issuable to Hudson SPAC Holding, LLC (the "Sponsor"), to Chardan Capital Markets, LLC and to HUDA board members and employees, including in exchange for (i) 2,082,825 HUDA common shares held by the Sponsor and (ii) 74,300 HUDA common shares issuable upon conversion of 371,500 private rights held by the Sponsor. The maximum aggregate offering price was estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(f)(2) under the Securities Act, on the basis of one-third of the aggregate par value of the HUDA securities to be cancelled in the Merger.
Combined Prospectus: 3
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Ordinary shares, par value $0.0001 per share
Amount of Securities Previously Registered | shares	108,859
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 1,088,590.00
Form Type	F-4
File Number	333-293608
Initial Effective Date	Aug. 24, 2026
Combined Prospectus Note	Ordinary Shares issuable in satisfaction of $1,088,591 in aggregate principal amount of outstanding promissory notes (the Converted Sponsor Loans). The maximum aggregate offering price was determined pursuant to Rule 457(f)(3) under the Securities Act on the basis of the aggregate principal amount of the promissory notes to be cancelled upon conversion, which results in a conversion price of $10.00 per Ordinary Share.
Combined Prospectus: 4
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Ordinary shares, par value $0.0001 per share
Amount of Securities Previously Registered | shares	41,000,000
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 1,355.70
Form Type	F-4
File Number	333-293608
Initial Effective Date	Aug. 24, 2026
Combined Prospectus Note	Ordinary Shares issuable to the existing equity holders of Aiways Automobile Europe GmbH ("Aiways Europe") and to certain financial advisors of Aiways Europe in exchange for the outstanding equity interests of Aiways Europe. The maximum aggregate offering price was estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(f)(2) under the Securities Act, on the basis of one-third of the aggregate par value of the Aiways Europe securities to be acquired in the Share Exchange, as Aiways Europe is a private company, no market exists for its securities and Aiways Europe has an accumulated deficit.